Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

August 10, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account K ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or “Sun Life”)
Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-22012 & 333-173301

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 2 to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on April 5, 2011, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.  Pre-Effective Amendment No. 1 was filed with the SEC on June 8, 2011, to respond to comments on the Registration Statement made by the Staff of the SEC (the “Staff”) in a letter dated May 26, 2011.

The purpose of the Pre-Effective Amendment No. 2 is to respond to comments made by the Staff on Pre-Effective Amendment No. 1, to clarify prospectus disclosure, and to make other non-material changes.

SEC Comments and Responses

In a telephone conversation on July 19, 2011, the Staff made the following comments on the Prospectus included in the Pre-Effective Amendment No. 1.

A.  The Staff asked for additional information on several Sun Life responses to comments made by the Staff in its May 26, 2011, letter:

1.	General Comments.

With respect to Sun Life’s response to Comment 1(b), the Staff explained that frequently-used terms should be “described” the first time they appear in the text.  This change should be made throughout the prospectus, as appropriate, even though a “Glossary” appears in the front of the prospectus.

RESPONSE: Registrant has described all frequently-used terms the first time they are used.

2.	Cover Page.

a. With respect to Sun Life’s response to Comment 2(a), the Staff disagreed that the term “portfolio company” means “investment company,” and called for the names of all investment options to be listed on the cover page even if the list carries over to the next page.

RESPONSE: Registrant has listed all investment options on the cover page.

b. With respect to Sun Life’s response to Comment 2(b), the Staff asked Registrant to provide a direct link to the location where the SAI can be found on the company’s website.

RESPONSE: Registrant explained that the SAI cannot be obtained from the Sun Life’s public website and, therefore, reference to the Sun Life’s website has been removed from the cover page.

3.	Key Facts About Sun Life Solutions.

a.  With respect to Sun Life’s response to Comment 3(a), the Staff stressed that material state variations must be noted in that section of the prospectus discussing the topic.  For example, all variations regarding free look should be noted under “Right to Return Your Contract.”  Accordingly, the Staff recommended deleting the generalized statements about state variations appearing in the second paragraph under this heading.

RESPONSE:  Registrant has deleted the generalized statements about state variations appearing in the second paragraph under this heading and has added disclosure throughout the prospectus in response to the Staff’s request that all “material state variations” be noted.

c. The Staff asked Registrant to provide a clear explanation of whether optional benefits can be elected after the Issue Date and whether the Open Date requirement remains in effect.

RESPONSE:  Registrant is reserving the right to make Sun Income Vision available after the Issue Date as well as the right to make other new living benefit riders available under the Contract in the future.  With respect to Sun Income Vision, the current eligibility criteria will apply to the Contract Owner’s age at the time the rider is elected.  With respect to any new living benefit riders, Registrant is also reserving the right to add the benefits without offering them to existing Contract Owners; eligibility will be based on the Contract Owner’s age at the time the rider is elected.  The disclosure has been modified to address these rights in the section on “Sun Income Vision” under “What additional features and optional benefits are available?”

4.	Fees and Expenses.

The Staff asked Registrant to revise the response to 4(a) and (b) as suggested in the Staff’s comment letter, dated July 7, 2011, on the companion registration statement of Sun Life Insurance and Annuity Company of New York (File No. 333-174371), filed May 20, 2011 (the “Sun Life Solutions NY comment letter”).

RESPONSE: Registrant has revised the fee table as suggested in the Sun Life Solutions NY comment letter.

5.	Financial Condition of the Company.

The Staff asked Registrant to revise the response to Comment 5 to include a statement that the assets of the Variable Account are also available to cover the liabilities of Sun Life’s general account, but only to the extent that the assets of the Variable Account exceed the liabilities of the Variable Account and then only to the extent those assets exceed the seed money of the Company remaining in the Variable Account.

RESPONSE: Registrant has revised the last sentence under this heading accordingly.

B.  The Staff also asked for responses to the following additional comments:

1.	General.
The Staff asked Registrant to incorporate all corresponding changes based upon the Sun Life Solutions NY comment letter.

RESPONSE: Registrant has incorporated all corresponding changes as recommended in the Sun Life Solutions NY comment letter.

2.	Key Facts About Sun Life Solutions.
The Staff asked Registrant why the term “Sun Income Vision” was changed to “an optional living benefit” in the second paragraph under “How much money can I invest in this Contract?”

RESPONSE:  Registrant replaced term “Sun Income Vision” with the more general term “an optional living benefit” because the Sun Income Vision benefit had not yet been defined or described in the prospectus.

3.	Death Benefit.
The Staff suggested that Registrant change the phrase “in a form acceptable to us” to “in good order” in the last line of the second paragraph under “Payment of the Death Benefit.”

RESPONSE: Registrant has made the suggested change.

4.	Annuity Payments – The Income Phase.

In “Variable Annuity Payments” and “Fixed Annuity Payments” under “Amount of Annuity Payments,” Staff suggested that Registrant replace the words “as described in your Contract” with the descriptions used in the contract form to explain how each of these interest rates is determined.

RESPONSE: Registrant has made the suggested change.

5.	Right to Return Your Contract .
Under “Right to Return Your Contract,” the Staff suggested that Registrant describe the amount of refund under an IRA contract as the greater of Purchase Payments and Contract Value.

RESPONSE:  Registrant has revised the last sentence of the second paragraph under this heading to read as follows:  If your Contract is an Individual Retirement Annuity (IRA) and you decide to cancel it, we will refund an amount equal to the greater of your Purchase Payment(s) and Contract Value.

In a subsequent telephone call with Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan, on August 4, 2011, the Staff made the following additional comments:

1.	Cover Page:

Form N-4 requires that certain information be on the cover page of the prospectus.  The investment options can be moved to the back of the cover page, but other information required by Form N-4 to be on the cover page cannot be moved to the back of the cover page.   Consider moving the list of investment options to the back of the cover page.

RESPONSE: Registrant confirms that all required information will appear on the cover page.

2.	Key Facts about Sun Life Solutions Variable Annuity
Add disclosure to the second paragraph to indicate that all material state variations are disclosed in the prospectus.

RESPONSE: Registrant has added the recommended disclosure.

3.	Key Facts – “How Can I contact Sun Life (U.S.)?”

a.  Replace the company website with a website address directly to the annuity contact page, and make certain that the contact information (telephone and fax numbers) is consistent with what appears on that page.

RESPONSE:  Registrant has added the direct link to the annuities home page on the Sun Life website and confirms the telephone number and fax numbers found on the website are consistent with what appears in the prospectus.

b.  The first time the Company website is presented in the prospectus also include the following information from a response to Staff comment on the companion filing by Sun Life Insurance and Annuity Company of New York (File No. 333-174371):

Currently, Contract Owners communicate with us by telephone or in writing.  Only certain authorized registered representatives of broker-dealer firms of record may submit transfer requests over the Internet on our broker portal website.

RESPONSE: Registrant has added the above two sentences under “How can I contact Sun Life (U.S.)?.

3.	Key Facts – “What additional features and optional benefits are offered under the Contract?”

The last two sentences of the second paragraph under Sun Income Visions sub-bullet refer to future actions that may or may not be relevant to the Sun Life Solutions contract described in Pre-Effective Amendment No.2 (referenced above) and should be removed.

RESPONSE: Registrant has removed the sentences.

4.	Key Facts – “What additional features and optional benefits are offered under the Contract?”
The “definition” of “Due Proof of Death” appearing under the Death Benefit bullet refers to “other information or documents we may require.” Please specify those documents.

RESPONSE:  Registrant has added language to clarify that such other information or documents may include “taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, and required claim forms from at least one beneficiary.”

5.	Fee Table

Reformat the fee table to include a side-by-side comparison of each of the three different withdrawal charge schedules available under the contracts issued pursuant to the registration statements, revise the row headings for clarity, and reinsert the purchase payment charge in the body of the table.

RESPONSE: Registrant has reformatted the fee table as suggested.

6.	Fee Table Footnotes
a. Please revise footnote 5 to more clearly distinguish the mortality and expense risk charge assessed during the Accumulation Phase and the insurance charge deducted after the Contract is annuitized.

RESPONSE: Registrant has revised footnote 5 as suggested.

b. Please include a footnote describing how the purchase payment charge is assessed and clarifying that the charge is deducted proportionally from the assets invested in the Subaccounts.

RESPONSE: Registrant has added footnote 6 to describe the purchase payment charge and how it operates.

c.  Please provide an explanation of the charges appearing in the “Summary of Maximum Variable Account Annual Expense.” More specifically, reconcile the “Maximum Mortality and Expense Risk Charge,” an asset based expense deducted daily, with the “Maximum Charge for an Optional Living Benefit,” an explicit charge deducted quarterly.

RESPONSE: Registrant has added footnote 8 to provide the requested explanation of the charges appearing in the “Summary of Maximum Variable Account Annual Expense.”

7.	Financial Condition of the Company

The prospectus disclosure about the financial condition of the Company differs from what was described to the Staff in a correspondence letter.  Please confirm the accuracy of the prospectus disclosure under this heading.

RESPONSE: Registrant confirms that the prospectus disclosure is accurate.

8.	Income Benefit Base
In the second sentence of the second paragraph under this heading, it is unclear what state variation is being noted. Add a sentence to clarify what is “different” in Florida?

RESPONSE: Registrant has added disclosure clarifying that Florida does not permit the aggregation of the benefit bases.

9.	Selection of Annuity Income Date
What “additional restrictions” are being referred to in the last sentence of the first paragraph? At a minimum, indicate what variables/factors might differ by state law or retirement plan.

RESPONSE:  Registrant has added language to indicate that retirement plans or applicable state laws may impose additional restrictions, such as different age requirements, on the selection of an Annuity Income Date.

Acceleration Request

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to August 12, 2011, or as soon thereafter as practicable.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Sally Samuel, Esquire